FINANCIAL INSTRUMENTS (Details) - TRY (₺) ₺ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Financial instruments
Investment funds at fair value (Note 5)	₺ 1,592,056	₺ 28,929
Investment funds
Financial instruments
Investment funds at fair value (Note 5)	1,592,056	28,929
Level 1
Financial instruments
Investment funds at fair value (Note 5)	1,592,056	28,929
Level 1 | Investment funds
Financial instruments
Investment funds at fair value (Note 5)	₺ 1,592,056	₺ 28,929